UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Large-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Growth Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.6%
Boeing Co. (The)	20,312	$2,386,660
United Technologies Corp.	28,970	3,123,545

		$5,510,205

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	20,640	$1,229,318
FedEx Corp.	13,705	1,563,878

		$2,793,196

Airlines — 0.6%
United Continental Holdings, Inc.(1)	30,956	$950,659

		$950,659

Automobiles — 2.3%
Ford Motor Co.	98,082	$1,654,643
Volkswagen AG, PFC Shares	7,463	1,759,635

		$3,414,278

Beverages — 2.6%
Beam, Inc.	14,159	$915,379
Coca-Cola Co. (The)	23,442	887,983
PepsiCo, Inc.	26,650	2,118,675

		$3,922,037

Biotechnology — 6.9%
Amgen, Inc.	16,379	$1,833,465
Biogen Idec, Inc.(1)	8,529	2,053,442
Celgene Corp.(1)	16,067	2,473,193
Gilead Sciences, Inc.(1)	64,573	4,057,768

		$10,417,868

Capital Markets — 0.8%
Invesco, Ltd.	39,218	$1,251,054

		$1,251,054

Chemicals — 4.2%
Cytec Industries, Inc.	17,092	$1,390,605
Ecolab, Inc.	24,683	2,437,693
Monsanto Co.	24,696	2,577,522

		$6,405,820

Commercial Banks — 2.7%
PNC Financial Services Group, Inc. (The)	24,300	$1,760,535
Wells Fargo & Co.	55,119	2,277,517

		$4,038,052

Communications Equipment — 4.4%
F5 Networks, Inc.(1)	14,688	$1,259,643
QUALCOMM, Inc.	62,557	4,213,839
Riverbed Technology, Inc.(1)	82,757	1,207,425

		$6,680,907

Computers & Peripherals — 7.3%
Apple, Inc.	14,820	$7,065,435
EMC Corp.	116,975	2,989,881
NCR Corp.(1)	26,947	1,067,371

		$11,122,687

Security	Shares	Value
Consumer Finance — 1.7%
American Express Co.	34,914	$2,636,705

		$2,636,705

Diversified Financial Services — 0.8%
Citigroup, Inc.	26,320	$1,276,783

		$1,276,783

Electrical Equipment — 1.8%
Emerson Electric Co.	41,100	$2,659,170

		$2,659,170

Energy Equipment & Services — 2.5%
Cameron International Corp.(1)	22,555	$1,316,536
Schlumberger, Ltd.	27,823	2,458,440

		$3,774,976

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	12,839	$1,478,026
Wal-Mart Stores, Inc.	14,201	1,050,306
Whole Foods Market, Inc.	17,197	1,006,024

		$3,534,356

Food Products — 2.5%
Green Mountain Coffee Roasters, Inc.(1)	9,671	$728,516
Hershey Co. (The)	11,053	1,022,403
Mondelez International, Inc., Class A	67,211	2,111,770

		$3,862,689

Health Care Equipment & Supplies — 3.1%
Covidien PLC	29,298	$1,785,420
Medtronic, Inc.	26,017	1,385,405
Stryker Corp.	22,839	1,543,688

		$4,714,513

Hotels, Restaurants & Leisure — 3.1%
Marriott International, Inc., Class A	40,879	$1,719,371
Starbucks Corp.	39,097	3,009,296

		$4,728,667

Household Products — 0.8%
Colgate-Palmolive Co.	19,816	$1,175,089

		$1,175,089

Industrial Conglomerates — 1.0%
3M Co.	13,185	$1,574,421

		$1,574,421

Internet & Catalog Retail — 5.2%
Amazon.com, Inc.(1)	14,599	$4,564,232
priceline.com, Inc.(1)	3,233	3,268,401

		$7,832,633

Internet Software & Services — 8.3%
eBay, Inc.(1)	35,452	$1,977,867
Facebook, Inc., Class A(1)	63,018	3,166,024
Google, Inc., Class A(1)	7,336	6,425,676
Rackspace Hosting, Inc.(1)	19,643	1,036,365

		$12,605,932

IT Services — 2.6%
Teradata Corp.(1)	20,053	$1,111,739
Visa, Inc., Class A	15,172	2,899,369

		$4,011,108

Security	Shares	Value
Leisure Equipment & Products — 2.3%
Brunswick Corp.	31,121	$1,242,039
Polaris Industries, Inc.	17,457	2,255,095

		$3,497,134

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	36,478	$1,869,497

		$1,869,497

Machinery — 2.9%
Caterpillar, Inc.	25,163	$2,097,839
Deere & Co.	10,683	869,490
Wabtec Corp.	23,714	1,490,899

		$4,458,228

Media — 2.5%
Comcast Corp., Class A	29,446	$1,329,487
Walt Disney Co. (The)	38,159	2,460,874

		$3,790,361

Oil, Gas & Consumable Fuels — 2.8%
EOG Resources, Inc.	9,004	$1,524,197
Occidental Petroleum Corp.	13,278	1,242,024
Range Resources Corp.	19,456	1,476,516

		$4,242,737

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	22,128	$1,546,747

		$1,546,747

Pharmaceuticals — 1.9%
Perrigo Co.	9,723	$1,199,624
Roche Holding AG ADR	24,748	1,671,232

		$2,870,856

Road & Rail — 0.8%
Union Pacific Corp.	7,692	$1,194,875

		$1,194,875

Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Corp., Class A	58,029	$1,509,334
Intel Corp.	40,320	924,135
NXP Semiconductors NV(1)	68,697	2,556,215

		$4,989,684

Software — 3.4%
Microsoft Corp.	71,784	$2,391,125
Oracle Corp.	38,327	1,271,307
VMware, Inc., Class A(1)	17,997	1,455,957

		$5,118,389

Specialty Retail — 3.1%
Bed Bath & Beyond, Inc.(1)	12,373	$957,175
Home Depot, Inc. (The)	16,002	1,213,752
PetSmart, Inc.	15,371	1,172,193
Staples, Inc.	95,776	1,403,118

		$4,746,238

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	35,800	$2,600,512

		$2,600,512

Total Common Stocks (identified cost $98,573,634)		$151,819,063

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$362	$362,469

Total Short-Term Investments (identified cost $362,469)		$362,469

Total Investments — 100.0% (identified cost $98,936,103)		$152,181,532

Other Assets, Less Liabilities — 0.0%(3)		$14,242

Net Assets — 100.0%		$152,195,774

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $433.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,972,031

Gross unrealized appreciation	$53,836,794
Gross unrealized depreciation	(627,293)

Net unrealized appreciation	$53,209,501

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$28,850,188	$1,759,635		$—	$30,609,823
Consumer Staples	14,040,918	—		—	14,040,918
Energy	8,017,713	—		—	8,017,713
Financials	9,202,594	—		—	9,202,594
Health Care	19,872,734	—		—	19,872,734
Industrials	19,140,754	—		—	19,140,754
Information Technology	44,528,707	—		—	44,528,707
Materials	6,405,820	—		—	6,405,820
Total Common Stocks	$150,059,428	$1,759,635	*	$—	$151,819,063
Short-Term Investments	$—	$362,469		$—	$362,469
Total Investments	$150,059,428	$2,122,104		$—	$152,181,532

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013